Related Party Transactions (Details) - Schedule of Due to Related Parties - Related Party [Member] - USD ($)	6 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Related Party Transaction [Line Items]
Total due to related parties	$ 138,664	$ 1,124
Jiangsu Zhongjin Kanglu Information Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Total due to related parties	$ 116,302
Shanghai Situma Intelligent Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	Minority shareholder of the Company
Total due to related parties	$ 21,226
Huaniaoyuan Environmental Engineering (Changzhou) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Total due to related parties	$ 637	630
Changzhou Zhongjian Kanglu Information Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Related party relationship	An entity controlled by the CEO
Total due to related parties	$ 499	$ 494